Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Summary of stock option activity

Stock option activity during the years ended December 31, 2012 and 2011 is as follows:

	Number of Shares	Weighted average exercise price

Balance at December 31, 2010	54,500	$10.66
Forfeited	9,500	14.00
Exercised	—
Granted	—
Balance at December 31, 2011	45,000	$10.66
Forfeited	7,750	$14.56
Exercised	—
Granted	—
Balance at December 31, 2012	37,250	$9.00

Table summarizes information about stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding at 12/31/12	Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Exercisable at 12/31/2012	Weighted- Average Exercise Price

$9.00	37,250	7.4	$9.00	18,125	$9.00